Income Taxes	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 – INCOME TAXES

There is no current or deferred income tax expense or benefit allocated to continuing operations for the period of inception (June 4, 2018) to June 30, 2018.

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. As of June 30, 2018, applying the statutory income tax rate of the Company there was a deferred tax asset of $16,697 related to net operating losses. A valuation allowance was recorded against the tax asset to reduce the carrying value to zero.

As of June 30, 2018, the Company had a net operating loss carry-forwards totaling $79,511 which will begin expiring in 2038.

The Company has no uncertain tax positions that require the Company to record a liability.

The Company had no accrued penalties and interest related to taxes as of June 30, 2018.

Note 7 – Income Taxes

There is no current or deferred income tax expense or benefit allocated to continuing operations for the period of inception (June 4, 2018) to September 30, 2018.

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. As of September 30, 2018, applying the statutory income tax rate of the Company there was a deferred tax asset of $ 28,514 related to net operating losses. A valuation allowance was recorded against the tax asset to reduce the carrying value to zero.

As of September 30, 2018, the Company had net operating loss carry-forwards totaling $135,780 which will begin expiring in 2038.

The Company has no uncertain tax positions that require the Company to record a liability.

The Company had no accrued penalties and interest to taxes as of September 30, 2018.